March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Enhanced Large Cap Core Fund, Inc. (CII)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock Enhanced Large Cap Core Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 5.2%
ATI, Inc.(a)	134,179	$ 19,517,677
Howmet Aerospace, Inc.	124,306	28,647,561
		48,165,238
Banks — 2.1%
Wells Fargo & Co.	251,381	20,012,441
Broadline Retail — 6.5%
Amazon.com, Inc.(a)(b)	292,592	60,938,136
Building Products — 3.2%
Johnson Controls International PLC	227,020	29,728,269
Capital Markets — 4.9%
CME Group, Inc., Class A	104,038	30,727,624
Intercontinental Exchange, Inc.	97,640	15,356,819
		46,084,443
Chemicals — 2.7%
Air Products and Chemicals, Inc.	88,311	25,653,462
Commercial Services & Supplies — 2.4%
Rentokil Initial PLC, ADR(c)	707,867	22,283,653
Communications Equipment — 3.9%
Ciena Corp.(a)	94,275	36,600,383
Consumer Staples Distribution & Retail — 1.4%
Casey’s General Stores, Inc.	17,454	12,704,069
Entertainment — 1.4%
TKO Group Holdings, Inc., Class A	63,971	12,899,752
Financial Services — 5.2%
Rocket Cos., Inc., Class A(a)	1,302,090	18,554,783
Visa, Inc., Class A(b)	100,077	30,247,272
		48,802,055
Health Care Equipment & Supplies — 2.7%
Medtronic PLC	285,844	24,768,383
Health Care Providers & Services — 6.3%
Cardinal Health, Inc.(b)	159,573	33,719,370
Cencora, Inc., Class A	28,656	9,001,996
Elevance Health, Inc.	54,261	15,884,908
		58,606,274
Interactive Media & Services(b) — 9.5%
Alphabet, Inc., Class A(d)	158,968	45,712,838
Meta Platforms, Inc., Class A	75,065	42,946,939
		88,659,777
IT Services — 1.0%
Snowflake, Inc., Class A(a)	61,616	9,292,925
Leisure Products — 3.6%
Hasbro, Inc.	354,798	33,209,093
Oil, Gas & Consumable Fuels — 3.1%
Chevron Corp.	138,688	28,694,547
Security	Shares	Value
Pharmaceuticals — 0.8%
Eli Lilly & Co.	8,066	$ 7,418,865
Semiconductors & Semiconductor Equipment — 15.1%
Advanced Micro Devices, Inc.(a)	27,314	5,556,487
Broadcom, Inc.	78,399	24,265,274
Intel Corp.(a)	452,466	19,967,325
Micron Technology, Inc.	73,061	24,682,928
NVIDIA Corp.(b)	380,384	66,338,970
		140,810,984
Software — 7.9%
AppLovin Corp., Class A(a)	44,137	17,566,526
Intuit, Inc.	15,800	6,831,604
Microsoft Corp.(b)	133,947	49,583,161
		73,981,291
Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc.	136,677	34,687,256
Western Digital Corp.	89,635	24,245,371
		58,932,627
Trading Companies & Distributors — 3.2%
WESCO International, Inc.	110,502	30,235,557
Total Long-Term Investments — 98.4% (Cost: $594,327,669)		918,482,224
Short-Term Securities
Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(e)(f)(g)	4,756,981	4,757,932
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(e)(f)	24,210,038	24,210,038
Total Short-Term Securities — 3.1% (Cost: $28,969,240)		28,967,970
Total Investments Before Options Written — 101.5% (Cost: $623,296,909)		947,450,194
Options Written — (0.9)% (Premiums Received: $(14,748,443))		(8,381,390)
Total Investments, Net of Options Written — 100.6% (Cost: $608,548,466)		939,068,804
Liabilities in Excess of Other Assets — (0.6)%		(5,489,616)
Net Assets — 100.0%		$ 933,579,188

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	All or a portion of this security is on loan.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Enhanced Large Cap Core Fund, Inc. (CII)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 4,645,374	$ 114,185 (a)	$ —	$ (357)	$ (1,270)	$ 4,757,932	4,756,981	$ 3,900 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	12,032,078	12,177,960 (a)	—	—	—	24,210,038	24,210,038	166,747	—
				$ (357)	$ (1,270)	$ 28,967,970		$ 170,647	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Advanced Micro Devices, Inc.	66	04/02/26	USD	220.00	USD	1,343	$ (693)
Alphabet, Inc., Class A	173	04/02/26	USD	325.00	USD	4,975	(173)
Amazon.com, Inc.	531	04/02/26	USD	215.00	USD	11,059	(17,789)
Apple, Inc.	225	04/02/26	USD	280.00	USD	5,710	(225)
AppLovin Corp., Class A	58	04/02/26	USD	570.00	USD	2,308	(290)
Broadcom, Inc.	169	04/02/26	USD	345.00	USD	5,231	(423)
Cardinal Health, Inc.	267	04/02/26	USD	230.00	USD	5,642	(22,695)
Chevron Corp.	204	04/02/26	USD	190.00	USD	4,221	(344,760)
Howmet Aerospace, Inc.	284	04/02/26	USD	275.00	USD	6,545	(8,520)
Intel Corp.	559	04/02/26	USD	50.00	USD	2,467	(1,398)
Medtronic PLC	277	04/02/26	USD	99.00	USD	2,400	(19,944)
Meta Platforms, Inc., Class A	132	04/02/26	USD	670.00	USD	7,552	(264)
Micron Technology, Inc.	245	04/02/26	USD	450.00	USD	8,277	(490)
NVIDIA Corp.	594	04/02/26	USD	195.00	USD	10,359	(594)
Rocket Cos., Inc., Class A	390	04/02/26	USD	20.00	USD	556	(390)
Snowflake, Inc., Class A	155	04/02/26	USD	190.00	USD	2,338	(620)
Visa, Inc., Class A	312	04/02/26	USD	330.00	USD	9,430	(1,560)
Wells Fargo & Co.	234	04/02/26	USD	92.00	USD	1,863	(1,404)
Western Digital Corp.	292	04/02/26	USD	330.00	USD	7,898	(1,460)
Hasbro, Inc.	322	04/09/26	USD	111.50	USD	3,014	(138)
Alphabet, Inc., Class A	368	04/10/26	USD	320.00	USD	10,582	(3,128)
Apple, Inc.	186	04/10/26	USD	275.00	USD	4,720	(1,674)
AppLovin Corp., Class A	7	04/10/26	USD	480.00	USD	279	(665)
Cardinal Health, Inc.	183	04/10/26	USD	225.00	USD	3,867	(19,215)
Ciena Corp.	183	04/10/26	USD	310.00	USD	7,105	(1,484,130)
CME Group, Inc., Class A	285	04/10/26	USD	315.00	USD	8,417	(68,400)
Eli Lilly & Co.	28	04/10/26	USD	1,100.00	USD	2,575	(560)
Intel Corp.	350	04/10/26	USD	52.00	USD	1,545	(3,850)
Intuit, Inc.	86	04/10/26	USD	510.00	USD	3,718	(12,470)
Medtronic PLC	333	04/10/26	USD	100.00	USD	2,885	(18,981)
Meta Platforms, Inc., Class A	156	04/10/26	USD	680.00	USD	8,925	(2,340)
Microsoft Corp.	165	04/10/26	USD	415.00	USD	6,108	(908)
NVIDIA Corp.	352	04/10/26	USD	195.00	USD	6,139	(2,992)
Rocket Cos., Inc., Class A	1,000	04/10/26	USD	20.00	USD	1,425	(34,000)
Wells Fargo & Co.	328	04/10/26	USD	90.00	USD	2,611	(656)
Air Products and Chemicals, Inc.	233	04/17/26	USD	290.00	USD	6,768	(145,625)
Amazon.com, Inc.	545	04/17/26	USD	225.00	USD	11,351	(46,597)
Apple, Inc.	170	04/17/26	USD	262.50	USD	4,314	(40,035)
ATI, Inc.	253	04/17/26	USD	150.00	USD	3,680	(106,260)
ATI, Inc.	90	04/17/26	USD	155.00	USD	1,309	(22,050)
Broadcom, Inc.	262	04/17/26	USD	335.00	USD	8,109	(85,150)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Enhanced Large Cap Core Fund, Inc. (CII)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Cardinal Health, Inc.	238	04/17/26	USD	230.00	USD	5,029	$ (10,115)
Casey’s General Stores, Inc.	15	04/17/26	USD	710.00	USD	1,092	(44,925)
Casey’s General Stores, Inc.	14	04/17/26	USD	720.00	USD	1,019	(32,830)
Cencora, Inc.	79	04/17/26	USD	350.00	USD	2,482	(6,518)
Chevron Corp.	204	04/17/26	USD	185.00	USD	4,221	(459,000)
Ciena Corp.	193	04/17/26	USD	380.00	USD	7,493	(631,110)
CME Group, Inc., Class A	285	04/17/26	USD	310.00	USD	8,417	(37,050)
Elevance Health, Inc.	149	04/17/26	USD	370.00	USD	4,362	(71,520)
Hasbro, Inc.	648	04/17/26	USD	105.00	USD	6,065	(48,600)
Howmet Aerospace, Inc.	239	04/17/26	USD	250.00	USD	5,508	(47,202)
Intel Corp.	424	04/17/26	USD	50.00	USD	1,871	(23,532)
Intercontinental Exchange, Inc.	268	04/17/26	USD	163.00	USD	4,215	(47,237)
Johnson Controls International PLC	408	04/17/26	USD	145.00	USD	5,343	(16,320)
Johnson Controls International PLC	431	04/17/26	USD	130.00	USD	5,644	(196,105)
Medtronic PLC	314	04/17/26	USD	105.00	USD	2,721	(1,570)
Medtronic PLC	158	04/17/26	USD	90.00	USD	1,369	(8,058)
Meta Platforms, Inc., Class A	62	04/17/26	USD	630.00	USD	3,547	(14,632)
Meta Platforms, Inc., Class A	62	04/17/26	USD	585.00	USD	3,547	(82,770)
Microsoft Corp.	174	04/17/26	USD	425.00	USD	6,441	(2,610)
NVIDIA Corp.	352	04/17/26	USD	200.00	USD	6,139	(5,456)
Rocket Cos., Inc., Class A	1,452	04/17/26	USD	20.00	USD	2,069	(5,082)
Snowflake, Inc., Class A	104	04/17/26	USD	210.00	USD	1,569	(572)
TKO Group Holdings, Inc., Class A	169	04/17/26	USD	230.00	USD	3,408	(9,718)
TKO Group Holdings, Inc., Class A	182	04/17/26	USD	200.00	USD	3,670	(162,890)
WESCO International, Inc.	592	04/17/26	USD	320.00	USD	16,198	(156,880)
Hasbro, Inc.	366	04/22/26	USD	97.00	USD	3,426	(55,078)
Advanced Micro Devices, Inc.	84	04/24/26	USD	215.00	USD	1,709	(52,290)
Alphabet, Inc., Class A	150	04/24/26	USD	325.00	USD	4,313	(10,500)
Amazon.com, Inc.	400	04/24/26	USD	215.00	USD	8,331	(177,000)
Apple, Inc.	170	04/24/26	USD	260.00	USD	4,314	(72,250)
Cardinal Health, Inc.	189	04/24/26	USD	220.00	USD	3,994	(57,172)
Chevron Corp.	354	04/24/26	USD	205.00	USD	7,324	(274,350)
Ciena Corp.	249	04/24/26	USD	430.00	USD	9,667	(423,300)
Howmet Aerospace, Inc.	160	04/24/26	USD	245.00	USD	3,687	(69,600)
Intel Corp.	387	04/24/26	USD	50.00	USD	1,708	(43,537)
Medtronic PLC	333	04/24/26	USD	89.00	USD	2,885	(36,463)
Micron Technology, Inc.	156	04/24/26	USD	515.00	USD	5,270	(35,100)
Microsoft Corp.	151	04/24/26	USD	395.00	USD	5,590	(40,317)
NVIDIA Corp.	223	04/24/26	USD	195.00	USD	3,889	(13,826)
Rocket Cos., Inc., Class A	1,000	04/24/26	USD	16.00	USD	1,425	(38,000)
Wells Fargo & Co.	478	04/24/26	USD	83.00	USD	3,805	(90,342)
Western Digital Corp.	200	04/24/26	USD	355.00	USD	5,410	(67,100)
Alphabet, Inc., Class A	183	05/01/26	USD	315.00	USD	5,262	(58,560)
AppLovin Corp., Class A	57	05/01/26	USD	425.00	USD	2,269	(124,545)
CME Group, Inc., Class A	2	05/01/26	USD	310.00	USD	59	(870)
Intel Corp.	540	05/01/26	USD	53.00	USD	2,383	(48,870)
Medtronic PLC	157	05/01/26	USD	89.00	USD	1,360	(22,059)
NVIDIA Corp.	571	05/01/26	USD	185.00	USD	9,958	(182,720)
Visa, Inc., Class A	238	05/01/26	USD	315.00	USD	7,193	(129,115)
Wells Fargo & Co.	328	05/01/26	USD	81.00	USD	2,611	(100,696)
Microsoft Corp.	246	05/08/26	USD	390.00	USD	9,106	(228,165)
Air Products and Chemicals, Inc.	252	05/15/26	USD	310.00	USD	7,320	(124,740)
ATI, Inc.	197	05/15/26	USD	165.00	USD	2,866	(84,710)
Casey’s General Stores, Inc.	15	05/15/26	USD	720.00	USD	1,092	(54,525)
Casey’s General Stores, Inc.	14	05/15/26	USD	740.00	USD	1,019	(35,700)
Cencora, Inc.	78	05/15/26	USD	350.00	USD	2,450	(19,500)
Elevance Health, Inc.	149	05/15/26	USD	320.00	USD	4,362	(123,670)
Hasbro, Inc.	615	05/15/26	USD	100.00	USD	5,756	(144,525)
Intel Corp.	228	05/15/26	USD	55.00	USD	1,006	(24,396)
Intercontinental Exchange, Inc.	268	05/15/26	USD	163.00	USD	4,215	(106,533)
Rentokil Initial PLC, ADR	611	05/15/26	USD	35.00	USD	1,923	(100,815)

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Enhanced Large Cap Core Fund, Inc. (CII)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Wells Fargo & Co.	14	05/15/26	USD	85.00	USD	111	$ (2,625)
WESCO International, Inc.	15	05/15/26	USD	300.00	USD	410	(15,825)
							$ (7,935,207)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Johnson Controls International PLC	Morgan Stanley & Co. International PLC	40,900	04/08/26	USD	142.21	USD	5,356	$ (4,224)
Rentokil Initial PLC, ADR	Citibank N.A.	95,400	04/08/26	USD	32.13	USD	3,003	(55,162)
Amazon.com, Inc.	Barclays Bank PLC	13,300	04/28/26	USD	221.81	USD	2,770	(63,743)
ATI, Inc.	Barclays Bank PLC	19,700	04/28/26	USD	153.60	USD	2,866	(112,524)
Rentokil Initial PLC, ADR	Barclays Bank PLC	84,400	05/08/26	USD	32.76	USD	2,657	(74,644)
Rentokil Initial PLC, ADR	Barclays Bank PLC	148,400	05/15/26	USD	33.10	USD	4,672	(135,886)
								$ (446,183)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 918,482,224	$ —	$ —	$ 918,482,224
Short-Term Securities
Money Market Funds	28,967,970	—	—	28,967,970
	$947,450,194	$—	$—	$947,450,194
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (7,726,221)	$ (655,169)	$ —	$ (8,381,390)

(a)	Derivative financial instruments are options written. Options written are shown at value.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Enhanced Large Cap Core Fund, Inc. (CII)

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
CME	Chicago Mercantile Exchange